Subsidiary undertakings, joint ventures and associates	12 Months Ended
Mar. 31, 2022
Interests In Other Entities [Abstract]
Subsidiary undertakings, joint ventures and associates
16. Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence. They are accounted for using the equity method. A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to a share of the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2022			2021
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	229	638	867	341	654	995
Exchange adjustments	6	19	25	(22)	(36)	(58)
Additions	17	469	486	6	75	81
Share of post-tax results for the year	43	49	92	30	28	58
Share of other comprehensive income of associates, net of tax	1	—	1	1	—	1
Dividends received	(35)	(123)	(158)	(31)	(49)	(80)
Disposals	—	(50)	(50)	—	—	—
Other movements¹	16	(41)	(25)	(96)	(34)	(130)
Share of net assets at 31 March	277	961	1,238	229	638	867
1.    Other movements relate to tax liabilities for US and certain UK associates and joint ventures which are borne by the Group and the elimination of profits arising from sales to the Group’s share of joint ventures. Within associates, the other movements in the year ended 31 March 2021 primarily relates to the reclassification of the Group’s investment in Sunrun from an investment in an associate to financial investments.
A list of joint ventures and associates including the name and proportion of ownership is provided in note 34. Transactions with and outstanding balances with joint ventures and associates are shown in note 31. The joint ventures and associates have no significant contingent liabilities to which the Group is exposed, and the Group has no significant contingent liabilities in relation to its interests in the joint ventures and associates. The Group has capital commitments of £714 million (2021: £141 million) in relation to joint ventures and associates.
On 15 March 2022, the Group disposed of its entire 50% interest in St William Homes LLP to The Berkeley Group for cash consideration of £413 million. The receipt of cash has been recognised within net cash used in investing activities within the cash flow statement. The Group recognised a gain on disposal of £228 million within Other operating income and costs and released to revenue deferred income of £189 million which related to deferred profits related to previous property sales to St William Homes LLP. The gain on disposal and the release of deferred income are both classified as exceptional in the year (see note 5).
The following table describes the Group’s material joint ventures and associates at 31 March 2022:

Joint venture	% stake
BritNed Development Limited[1]	50%	BritNed is a joint venture with the Dutch transmission system operator, TenneT, and operates the subsea electricity link between Great Britain and the Netherlands, commissioned in 2011.
Nemo Link Limited[1]	50%	Nemo is a joint venture with the Belgian transmission operator, Elia, and is a subsea electricity interconnector between Great Britain and Belgium, which became operational on 31 January 2019.
Emerald Energy Venture LLC	51%	Emerald is a joint venture with Washington State Investment Board and builds and operates wind and solar assets. Emerald was acquired on 11 July 2019.
Bight Wind Holdings LLC	27.3%
Bight Wind is a joint venture with RWE Renewables. Following the successful win at auction of six seabed leases in northeastern US on 25 February 2022, Bight Wind will commence the development of an offshore wind project which will play a key role in supplying clean energy to customers in New York. At 31 March 2022, the Group has an amount payable to Bight Wind of £223 million in respect of a capital call to the Group which is payable in April 2022. The assets, liabilities and results of Bight Wind will become material to the Group upon recognition of the seabed lease in the year ending 31 March 2023.

Material associate	% stake
Millennium Pipeline Company LLC	26.25%	Millennium Pipeline Company LLC is an associate that owns a natural gas pipeline from southern New York to the Lower Hudson Valley.
1.    BritNed and Nemo have reporting periods ending on 31 December with monthly management reporting information provided to National Grid.
16. Investments in joint ventures and associates continued
Summarised financial information as at 31 March, together with the carrying amount of material investments, is as follows:

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Millennium Pipeline Company LLC
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Statement of financial position
Non-current assets	390	409	515	536	1,070	559	800	795
Cash and cash equivalents	77	47	7	31	134	112	33	27
All other current assets	10	24	7	8	8	12	29	24
Non-current liabilities	(52)	(50)	(34)	(30)	(182)	(182)	(237)	(256)
Non-current financial liabilities	(29)	(31)	—	—	(310)	(104)	—	—
Current liabilities	(15)	(22)	(33)	(19)	(66)	(25)	(45)	(38)
Current financial liabilities	—	—	—	—	(23)	(2)	—	—
Net assets	381	377	462	526	631	370	580	552
Group’s ownership interest in joint venture/associate	191	189	231	263	322	189	152	145
Group adjustment: elimination of profits on sales to joint venture	—	—	—	—	(49)	(23)	—	—
Carrying amount of the Group’s investment	191	189	231	263	273	166	152	145

	BritNed Development Limited		Nemo Link Limited		Emerald Energy Venture LLC		Millennium Pipeline Company LLC
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Income statement
Revenue	131	72	148	66	25	28	200	199
Depreciation and amortisation	(15)	(15)	(23)	(24)	(17)	(14)	(43)	(43)
Other costs	(9)	(15)	(6)	(6)	(145)	(22)	(20)	(21)
Operating profit/(loss)	107	42	119	36	(137)	(8)	137	135
Net interest expense	(2)	(1)	(1)	—	(5)	—	(21)	(18)
Profit/(loss) before tax	105	41	118	36	(142)	(8)	116	117
Income tax expense	(20)	(11)	(22)	(14)	—	—	—	—
Profit/(loss) for the year	85	30	96	22	(142)	(8)	116	117
Group’s share of profit/(loss)	43	15	48	11	(72)	(4)	30	31
Group adjustment: tax credit/(charge)	—	—	—	—	19	1	(8)	(9)
Group’s share of post-tax results for the year	43	15	48	11	(53)	(3)	22	22

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.
Subsidiary undertakings
A list of the Group’s subsidiaries as at 31 March 2022 is given below. The entire share capital of subsidiaries is held within the Group except where the Group’s ownership percentages are shown. These percentages give the Group’s ultimate interest and therefore allow for the situation where subsidiaries are owned by partly owned intermediate subsidiaries. Where subsidiaries have different classes of shares, this is largely for historical reasons, and the effective percentage holdings given represent both the Group’s voting rights and equity holding. Shares in National Grid (US) Holdings Limited, National Grid (US) Investments 2 Limited, National Grid Hong Kong Limited, National Grid Luxembourg SARL and NGG Finance plc are held directly by National Grid plc. All other holdings in subsidiaries are owned by other subsidiaries within the Group. All subsidiaries are consolidated in the Group’s financial statements.
Principal Group companies are identified in bold. These companies are incorporated and principally operate in the countries under which they are shown. All entities incorporated in the United States are taxed in the United States on their worldwide income other than where indicated in the footnotes below. Other entities are tax resident in their jurisdiction of incorporation other than where indicated in the footnotes below.
Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).

Birch Sites Limited
Carbon Sentinel Limited
Central Networks Trustees Limited[1]
Droylsden Metering Services Limited
Gridcom Limited
Hyder Profit Sharing Trustees Limited[1]
Icelink Interconnector Limited
Kelston Properties 2 Limited[1]
Lattice Group Employee Benefit Trust Limited
Lattice Group Limited
Lattice Group Trustees Limited
Meter Operator Services Limited*[1]
Meter Reading Services Limited*[1]
Natgrid Limited
NatGrid One Limited[2]
NatgridTW1 Limited[2]
National Grid (US) Holdings Limited[2]
National Grid (US) Investments 2 Limited[2]
National Grid (US) Investments 4 Limited[2]
National Grid (US) Partner 1 Limited[2]
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Distributed Energy Limited
National Grid Electricity Group Trustee Limited
National Grid Electricity System Operator Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Gas Holdings Limited
National Grid Gas plc
National Grid Grain LNG Limited
National Grid Holdings Limited[2]
National Grid Holdings One plc
National Grid Hydrogen Limited
National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited[2]
National Grid Metering Limited
National Grid North Sea Link Limited
National Grid Offshore Limited
National Grid Partners Limited
National Grid Plus Limited
National Grid Property Holdings Limited
National Grid Smart Limited
National Grid Ten
National Grid Thirty Six Limited
National Grid Twelve Limited[2]

National Grid Twenty Eight Limited
National Grid Twenty Seven Limited
National Grid Twenty Three Limited[2]
National Grid UK Limited
National Grid UK Pension Services Limited
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
NGT Two Limited
Port Greenwich Limited
Sheet Road Management Company Limited (51%)[3]
South Wales Electricity Share Scheme Trustees Limited[1]
South Western Helicopters Limited[1]
Supergrid Electricity Limited
Supergrid Energy Transmission Limited
Supergrid Limited
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited
The National Grid YouPlan Trustee Limited
Transco Limited
Warwick Technology Park Management Company (No 2) Limited (60.56%)[4]
Western Power Distribution (East Midlands) plc[1]
Western Power Distribution (South Wales) plc[1]
Western Power Distribution (South West) plc[1]
Western Power Distribution (West Midlands) plc[1]
Western Power Distribution Holding Company Limited[1]
Western Power Distribution Investments Limited[1]
Western Power Distribution plc[1]
Western Power Generation Limited[1]
Western Power Pension Trustee Limited[1]
WPD Distribution Network Holdings Limited[1]
WPD Investment Holdings limited[1]
WPD Island Limited[1]
WPD Limited[1]
WPD Midlands Limited[1]
WPD Midlands Networks Contracting Limited*[1]
WPD Property Investments Limited[1]
WPD Share Scheme Trustees Limited[1]
WPD Smart Metering Limited[1]
WPD Telecoms Limited[1]
WPD WEM Holdings Limited[1]
WPD WEM Limited[1]
WW Share Scheme Trustees Limited[1]
1.    Registered office: Avonbank, Feeder Road, Bristol, Avon, BS2 0TB.
2.    Companies where National Grid plc has issued guarantees over the liabilities of the companies as at 31 March 2022 and for which the companies are taking the exemption from the requirements of an audit for their individual financial statements as permitted by section 479A of the Companies Act.
3.    Registered office: Netley Old Hall Farm, Dorrington, Shrewsbury, United Kingdom, SY5 7JY.
4.    Registered office: Shire Hall, PO Box 9, Warwick CV34 4RL, UK.
*    In process of strike-off.
Incorporated in the US
Registered office: National Registered Agents, Inc., 1209 Orange Street, Wilmington, DE 19801, USA (unless stated otherwise in footnotes).

Apple River Solar, LLC
Armenia Solar, LLC
Ashland Solar, LLC
Athens Solar, LLC
Autauga Solar, LLC
Banner Solar, LLC
Bazile Creek Wind Farm, LLC
Bee Hollow Solar, LLC
Bell Plaine Solar, LLC
Benevolent Solar, LLC
Blaze Solar, LLC[1]
Blevins Solar, LLC
Blue Ridge Wind, LLC
Blue Spring Solar, LLC
Blues Solar, LLC
Bluewater Solar, LLC
Boone Solar, LLC
Boston Gas Company[2]
Bridges Solar, LLC
British Transco Capital, Inc.[3]
British Transco Finance, Inc.[3]
Brock Solar, LLC
Broken Bridge Corp.[4]
Brook Trout Solar, LLC
Burley Solar, LLC
Burlington Solar, LLC
Burr Ridge Wind, LLC
Cage Ranch Solar II, LLC
Cage Ranch Solar III, LLC
Cage Ranch Solar, LLC
Caldwell Solar II, LLC
Caldwell Solar, LLC
Canby Solar, LLC
Cass Wind Farm, LLC
Cattle Ridge Wind Farm 2, LLC
Cedar Grove Solar, LLC
Centennial Solar, LLC
Clay Boswell Solar, LLC
Clear Creek Solar, LLC
Clermont Solar, LLC
Clinton County Solar, LLC
Coles Solar, LLC
Compass Prairie Wind, LLC
Coneflower Solar, LLC[5]
Conestoga Wind, LLC
Copperhead Solar, LLC
Creekview Solar, LLC
Crocker Wind Farm 2, LLC
Dahlia Solar, LLC[5]
Dakota Hills Wind Farm, LLC
Day Lily Solar, LLC[5]
Deatsville Solar, LLC
Deer Trail Solar, LLC
Dodson Creek Solar, LLC[6]
Donnellson Solar, LLC
Elburn Solar, LLC
Eldena Solar, LLC
Elk Creek Solar 2, LLC
Elk Creek Solar, LLC
EUA Energy Investment Corporation[2]
Exie Solar, LLC
Falls City Solar, LLC
Fayette Solar, LLC[7]
Fillmore County Solar Project, LLC
Firstview Wind Farm, LLC
Fort Solar, LLC
Front Range Wind Farm, LLC
Gardenia Solar, LLC[5]
Golden Solar, LLC
Goldendale Solar, LLC
Goldenrod Wind Farm, LLC
Goldfinch Solar, LLC
Grand Junction Solar, LLC
Granite State Power Link LLC[3]
Grant Solar 2, LLC
Grant Solar, LLC
Grayson Solar, LLC
Greenbrier Creek Solar, LLC
Greensky Solar, LLC

Greenwood Solar, LLC
Grid NY LLC[8]
Grindstone Wind Farm, LLC[9]
Hale County Solar, LLC
Hansford Energy Storage, LLC
Harmony Solar ND 2, LLC
Harmony Solar ND, LLC
Harrington Solar, LLC
Hartley Solar, LLC
Hearth Solar, LLC
Hill River Solar, LLC
Honeybee Solar, LLC
Hoosier Solar, LLC
Hoskins Solar, LLC
Illumination Solar, LLC
Innovation Solar, LLC
Itasca Energy Development, LLC[5]
Itasca Energy Services, LLC
Jack Rabbit Wind, LLC
Jackson County Solar, LLC
Junction Solar, LLC
KeySpan CI Midstream Limited[3]
KeySpan Energy Corporation[8]
KeySpan Energy Services Inc.[3]
KeySpan Gas East Corporation[8]
KeySpan International Corporation[3]
KeySpan MHK, Inc.[3]
KeySpan Midstream Inc.[3]
KeySpan Plumbing Solutions, Inc.[8]
Knox Solar, LLC
KSI Contracting, LLC[3]
KSI Electrical, LLC[3]
KSI Mechanical, LLC[3]
Lake Charlotte Solar, LLC
Lake Iris Solar, LLC
Lakeside Solar, LLC
Land Management & Development, Inc.[8]
Landwest, Inc.[8]
Lansing Solar, LLC
Leola Wind Farm, LLC
Liberty Solar, LLC
Lilac Solar, LLC[5]
Livingston County Solar, LLC
Long Mount Solar, LLC
Lordsburg Solar, LLC
Louisa Solar, LLC
Lowlands Solar, LLC
Lydia Solar, LLC
Marion County Solar, LLC
Massachusetts Electric Company[2]
Maverick Wind Farm, LLC
Meadowlands Solar, LLC
Metrowest Realty LLC[3]
Miller Creek Solar, LLC
Millers Ferry Solar, LLC
Morgan County Solar, LLC
Morning Glory Solar, LLC[5]
Muddy Creek Solar, LLC
Mustang Ridge Wind Farm, LLC
Mystic Steamship Corporation[6]
Nantucket Electric Company[2]
National Grid Development Holdings Corp.[3]
National Grid Electric Services LLC[8]
National Grid Energy Management LLC[3]
National Grid Energy Services LLC[3]
National Grid Energy Trading Services LLC[8]
National Grid Engineering & Survey Inc.[8]
National Grid Generation LLC[8]
National Grid Generation Ventures LLC[8]
National Grid Glenwood Energy Center, LLC[3]
National Grid IGTS Corp.[8]
National Grid Insurance USA Ltd[10]
National Grid Islander East Pipeline LLC[3]
National Grid LNG GP LLC[3]
National Grid LNG LLC[3]
National Grid LNG LP LLC[3]
National Grid Millennium LLC[3]
National Grid NE Holdings 2 LLC[2]
National Grid North America Inc.[3]

National Grid Partners Inc.[8]
National Grid Partners LLC[3]
National Grid Port Jefferson Energy Center LLC[3]
National Grid Renewables Development, LLC
National Grid Renewables E Wind, LLC[5]
National Grid Renewables Operations, LLC[3]
National Grid Renewables Projects, LLC[5]
National Grid Renewables Stutsman, LLC
National Grid Renewables, LLC[3]
National Grid Services Inc.[3]
National Grid US 6 LLC3,†
National Grid US LLC[3]
National Grid USA Service Company, Inc.[2]
National Grid USA[3]
NEES Energy, Inc.[2]
New England Electric Transmission Corporation[4]
New England Energy Incorporated[2]
New England Hydro Finance Company, Inc. (53.704%)[2]
New England Hydro-Transmission Corporation (53.704%)[4]
New England Hydro-Transmission Electric Company, Inc. (53.704%)[2]
New England Power Company[2]
Newport America Corporation[11]
Newton Solar, LLC
NG Renewables Energy Marketing, LLC[3]
NG Renewables Energy Services, LLC
NGNE LLC[3]
NGV Emerald Energy Venture Holdings, LLC[3]
NGV OSW Holdings, LLC[3]
NGV US Distributed Energy Inc.[3]
NGV US Transmission Inc.[3]
NGV US, LLC[3]
Niagara Mohawk Energy, Inc.[3]
Niagara Mohawk Holdings, Inc.[8]
Niagara Mohawk Power Corporation[8]
Niobrara Wind, LLC
NM Properties, Inc.[8]
Noble Solar, LLC[12]
Nordic VOS, LLC
North East Transmission Co., Inc.[3]
North Fork Wind, LLC
Northeast Renewable Link LLC[3]
Opinac North America, Inc.[3]
Parklawn Solar, LLC
Pennington Solar, LLC
Peony Solar, LLC
Philadelphia Coke Co., Inc.[3]
Pierce County Solar, LLC
Pike County Solar, LLC
Pipestone Solar, LLC
Plum Creek Wind Farm 2, LLC
Plum Creek Wind Farm, LLC
Port of the Islands North, LLC[8]
Portage Solar, LLC
Prairie Oasis Solar, LLC
Prairie Rose Wind 2, LLC[5]
Prosperity Wind Farm 2, LLC
Prosperity Wind Farm, LLC
Red Rock Solar SD, LLC
Red Wolf Solar, LLC

Regal Solar 2, LLC
Regal Solar, LLC
River North Solar, LLC
Robertson Solar, LLC
Rock Ridge Wind Farm, LLC
Rolling Hills Solar, LLC
Ross County Solar, LLC[6]
Royal Solar 2, LLC
Royal Solar, LLC
Royerton Solar, LLC
Saginaw Bay Solar, LLC
Sandstone Creek Solar 2, LLC
Sandstone Creek Solar, LLC
Sapphire Sky Wind Farm, LLC
Sherco Solar 2, LLC[5]
Sherco Solar, LLC[5]
Silver City Solar, LLC
Simpson Solar, LLC
Spotlight Solar, LLC
Spring Brook Solar, LLC
Spring River Solar, LLC
Springfield Solar Farm, LLC
Stony Brook Wind, LLC
Stony Point Solar, LLC
Stove Creek Solar, LLC
Sturgis Solar, LLC
Summit Lake Solar, LLC
Sunbeam Solar, LLC
Sunrise Solar, LLC
Sycamore Creek Solar, LLC
Thacker Solar, LLC
The Brooklyn Union Gas Company[8]
The Narragansett Electric Company[11]
Torchlight Solar, LLC[5]
Transgas Inc.[2]
Tri-City Solar, LLC
Uintah Solar, LLC
Unbridled Solar, LLC
Upper Hudson Development Inc.[8]
Valley Solar, LLC
Vermont Green Line Devco, LLC (90%)[3]
Vibrant Solar, LLC
Virgo Community Solar Gardens, LLC[5]
Virtue Solar, LLC
Vivid Solar, LLC
Wallowa Solar, LLC
Wayfinder Group, Inc.[2]
Wheatfield Solar, LLC
White Elm Wind Farm, LLC
Wild Springs Solar, LLC[5]
Wildcat Ridge Wind Farm, LLC
Wildhorse Creek Solar, LLC
Willard Solar, LLC
Williams County Solar, LLC
Wiregrass Solar, LLC
Woodlands Solar, LLC
Worthington Solar, LLC
Yellowhammer Solar, LLC
Young County Solar, LLC
Incorporated in Australia
Registered office: Level 7, 330 Collins Street, Melbourne, VIC 3000, Australia
National Grid Australia Pty Limited

Incorporated in Canada
Registered office: Stewart McKelvey LLP, c/o Charles Reagh, Queen’s Marque, 600-1741 Lower Water Street, Halifax, Nova Scotia, B3J 0J2, Canada
KeySpan Energy Development Co.

Incorporated in Guernsey
Registered office: 1st & 2nd Floors Elizabeth House, Les Ruettes Brayes, St Peter Port, GY1 1EW, Guernsey, Channel Islands
WPD Limited (Guernsey)†

Registered office: PO Box 155, Mill Court, La Charroterie, St. Peter Port, Guernsey, GY1 4ET, Guernsey, Channel Islands
Aztec Insurance Limited

Incorporated in Hong Kong
Registered office: Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong
National Grid Hong Kong Limited†
Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
NGT Holding Company (Isle of Man) Limited*†

Incorporated in Luxembourg
Registered office: 412F, Route d’Esch, L-2086, Luxembourg, Grand Duchy of Luxembourg
National Grid Luxembourg SARL

Incorporated in the Netherlands
Registered office: Westblaak 89, 3012 KG Rotterdam, PO Box 21153, 3001 AD, Rotterdam, Netherlands
British Transco International Finance B.V.

Incorporated in the Republic of Ireland
Registered office: c/o Moore Stephens Nathans, Third Floor, Ulysses House, 23/24 Foley Street, Dublin, D01 W2T2, Ireland
National Grid Company (Ireland) Designated Activity Company*

1.Registered office: National Registered Agents, Inc., 160 Greentree Drive, Suite 101, Dover DE 19904, USA.
2.Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, USA.
3.Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, USA.
4.Registered office: Corporation Service Company, 10 Ferry Street, Suite 313, Concord NH 03301, USA.
5.Registered office: National Grid Renewables Development, LLC, 8400 Normandale Lake Blvd. Suite 1200, Bloomington, MN 55437, USA.
6.Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware, 19801, USA.
7.Registered office: 60 Mine Lake Court, Suite 200, Raleigh, Wake County, NC 27615, USA.
8.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
9.Registered office: National Registered Agents, Inc., 30600 Telegraph Road, Suite 2345, Bingham Farms, MI 48025-5720, USA.
10.Registered office: One MetroTech Center, Brooklyn NY 11201, USA.
11.Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, USA.
12.Registered office: National Registered Agents, Inc., 1999 Bryan Street, Dallas, Dallas County TX 75201, USA.
*    In liquidation.
†    Entity is tax resident in the United Kingdom.

A list of the Group’s joint ventures as at 31 March 2022 is given below. All joint ventures are included in the Group’s financial statements using the equity method of accounting. Principal joint ventures are identified in bold.
Incorporated in England and Wales
Registered office: 1–3 Strand, London WC2N 5EH, UK (unless stated otherwise in footnotes).
BritNed Development Limited (50%)*
Joint Radio Company Limited (50%)[1]**
National Places LLP (50%)[2]
Nemo Link Limited (50%)
NGET/SPT Upgrades Limited (50%)†

Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Bight Wind Holdings, LLC (27.27%)[3]
Clean Energy Storage Systems LLC (previously Clean Energy Generation, LLC) (50%)
Emerald Energy Venture LLC (51%)
Island Park Energy Center, LLC (50%)
Islander East Pipeline Company, LLC (50%)[3]
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)

Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291,
Paris La Defense, CEDEX, France
IFA2 (50%)

A list of the Group’s associates as at 31 March 2022 is given below. Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting. Principal associates are identified in bold.
Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Clean Line Energy Partners LLC (32%)[3]
Connecticut Yankee Atomic Power Company (19.5%)[4]
Direct Global Power, Inc. (26%)[3]
Energy Impact Fund LP (9.41%)[5]
KHB Venture LLC (33.33%)[6]
Maine Yankee Atomic Power Company (24%)[7]
Millennium Pipeline Company, LLC (26.25%)[3]
New York Transco LLC (28.3%)[8]
NYSEARCH RMLD, LLC (22.63%)
The Hive IV, LLC (28.2%)[3]
Yankee Atomic Electric Company (34.5%)[9]

Incorporated in Belgium
Registered office: Avenue de Cortenbergh 71, 1000 Brussels, Belgium
Coreso SA (15.84%)

Other investments
A list of the Group’s other investments as at 31 March 2022 is given below.
Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK
Energis plc (33.06%)‡

Registered office: Third Floor, Northumberland House, 303–306 High Holborn, London, WC1V 7JZ
Electralink Limited (27.04%)

1.    Registered office: Friars House, Manor House Drive, Coventry, CV1 2TE, UK.
2.    Registered office: 80 Cheapside, London, EC2V 6EE, UK.
3.    Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
4.    Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424-3099, USA.
5.    Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, USA.
6.    Registered office: De Maximus Inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.
7.    Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.
8.    Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
9.    Registered office: Karen Sucharzewski, 49 Yankee Road, Rowe MA 01367, USA.

*    National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.
**    National Grid Gas plc owns all £1.00 A Ordinary shares.
†    National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
‡    In administration.

Our interests and activities are held or operated through the subsidiaries, joint arrangements or associates as disclosed above. These interests and activities (and their branches) are established in – and subject to the laws and regulations of – these jurisdictions.
The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 supported by guarantees issued by National Grid plc over their liabilities for the year ended 31 March 2022:

Company name	Company number
NatGrid One Limited	5521240
Natgrid TW1 Limited	7579324
National Grid Holdings Limited	3096772
National Grid International Limited	2537092
National Grid Twelve Limited	4355616
National Grid Twenty Three Limited	6999009
National Grid (US) Holdings Limited	2630496
National Grid (US) Investments 2 Limited	3784528
National Grid (US) Investments 4 Limited	3867128
National Grid (US) Partner 1 Limited	4314432